Derivative Instruments and Hedging Activities - Schedule of Fair Values of Outstanding Derivative Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Accrued expenses and other current liabilities [Member]
Schedule of Fair Values of Outstanding Derivative Instruments [Line Items]
Fair values of outstanding derivative instruments	$ 57